PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Amounts Recognized in the Consolidated Income Statement (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of defined benefit plans [line items]
Current service cost	€ (5)	€ (8)	€ (10)	€ (15)
Net interest	(4)	(2)	(8)	(5)
Immediate recognition of gains arising over the year	0	3	0	5
Administration expenses	0	(1)	(1)	(1)
Total	(9)	(8)	(19)	(16)
Pension Benefits
Disclosure of defined benefit plans [line items]
Current service cost	(3)	(6)	(7)	(11)
Net interest	(3)	(1)	(5)	(2)
Immediate recognition of gains arising over the year	0	0	0	0
Administration expenses	0	(1)	(1)	(1)
Total	(6)	(8)	(13)	(14)
Other Benefits
Disclosure of defined benefit plans [line items]
Current service cost	(2)	(2)	(3)	(4)
Net interest	(1)	(1)	(3)	(3)
Immediate recognition of gains arising over the year	0	3	0	5
Administration expenses	0	0	0	0
Total	€ (3)	€ 0	€ (6)	€ (2)